Note 3 - Basis of Presentation and Summary of Significant Accounting Policies: Loss Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	108,999,521	84,116,413	104,207,396	39,882,413